Investment in the joint venture Equity method (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Investment in the joint venture - Equity method (Tables)
Share of the joint ventures' (loss) for the year ended	$ (6,690)	$ (11,199)
Carrying amount of the Company's investments in the joint ventures	$ 27,888	$ 35,071